April 9, 2015

Pzena Emerging Markets Focused Value Fund
Investor Class	PZVEX
institutional Class	PZIEX

A series of Advisors Series Trust

Supplement to the Summary Prospectus and Prospectus, dated March 31, 2014, as supplemented

Effective immediately, Mr. Rakesh Bordia will serve as a portfolio manager to the Pzena Emerging Markets Focused Value Fund (the “Fund”).

•	Accordingly, the “Portfolio Managers” section on page 3 of the Fund’s Summary Prospectus and page 9 of the Fund’s Prospectus is revised as follows (changes are bold and underlined):

Portfolio Managers.  Mr. John Goetz (President and Co-Chief Investment Officer), Ms. Allison Fisch (Portfolio Manager), Ms. Caroline Cai (Portfolio Manager) and Mr. Rakesh Bordia (Portfolio Manager) are the portfolio managers primarily responsible for the day-to-day management of the Emerging Markets Fund’s portfolio.  Mr. Goetz, Ms. Fisch and Ms. Cai have managed the Emerging Markets Fund since its inception in March 2014 and Mr. Bordia has managed the Emerging Markets Fund since April 2015.

•	Additionally, the following paragraph is added to the “Emerging Markets Fund” section on page 22 of the Fund’s Prospectus:

Rakesh Bordia, Portfolio Manager
Mr. Bordia joined the Adviser in 2007 and currently serves as a Portfolio Manager for the Adviser.  Mr. Bordia has co-managed the Emerging Markets Focused Value strategy for the Adviser since April 2015.  Mr. Bordia has a Bachelor of Technology in Computer Science and Engineering from the Indian Institute of Technology, Kanpur, India and an M.B.A. from the Indian Institute of Management, Ahmedabad, India.

Please retain this Supplement with your Summary Prospectus and Prospectus.
The date of this Supplement is April 9, 2015.

April 9, 2015

Pzena Emerging Markets Focused Value Fund
Investor Class	PZVEX
Institutional Class	PZIEX

A series of Advisors Series Trust

Supplement to the Statement of Additional Information (“SAI”), dated March 31, 2014, as supplemented

Effective immediately, Mr. Rakesh Bordia will serve as a portfolio manager to the Pzena Emerging Markets Focused Value Fund (the “Fund”).

•	Accordingly, the first paragraph of the section titled “Portfolio Managers” on page 32 of the Fund’s SAI is revised as follows (changes are bold and underlined):

The portfolio managers primarily responsible for the day-to-day management of the Mid Cap Fund are Messrs. Richard Pzena, Manoj Tandon, and Eli Rabinowich.  The portfolio managers primarily responsible for the day-to-day management of the Emerging Markets Fund are Mr. John Goetz, Mmes. Allison Fisch and Caroline Cai and Mr. Rakesh Bordia.  The portfolio managers primarily responsible for the day-to-day management of the Long/Short Fund are Messrs. Eli Rabinowich, TVR Murti and Manoj Tandon.  Each has managed their respective Fund(s) since the Fund’s inception in March 2014, except Mr. Tandon has managed the Long/Short Fund since July 2014 and Mr. Bordia has managed the Emerging Markets Funds since April 2015.  The following tables show the number of other accounts managed by each portfolio manager and the total assets in the accounts managed within various categories as of November 30, 2013, except that the information for Mr. Manoj Tandon is as of May 31, 2014 and the information for Mr. Bordia is as of February 28, 2015.

•	The following table is added in the section titled “Portfolio Managers” on page 34 of the Fund’s SAI:

Rakesh Bordia
Type of Accounts	Number of Accounts	Total Assets (in millions)	Number of Accounts with Advisory Fee based on Performance	Assets in Accounts for Which Advisory Fee is Based on Performance (in millions)
Registered Investment Companies	0	$0	0	$0
Other Pooled Investments	0	$0	0	$0
Other Accounts	0	$0	0	$0

•	The following information is added in the section titled “Securities Owned in the Funds by Portfolio Managers” on page 35 of the Fund’s SAI:

As of February 28, 2015, Mr. Bordia beneficially owned between $50,001 and $100,000 of equity securities in the Emerging Markets Fund.

Please retain this Supplement with your SAI.
The date of this Supplement is April 9, 2015.